Share Capital and Share Premium (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 08, 2017	Mar. 09, 2018	Oct. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Share premium				$ 139,571	$ 110,004	$ 109,954
Proceeds from issuance of share capital				9,653	$ 0	$ 0
Warrants expense				$ 218
February 2017 Private Placement
Disclosure of classes of share capital [line items]
Number of warrants exercised		375,000		1,481,808
Proceeds from warrant exercises		$ 600		$ 2,371
Proceeds from issuance of share capital	$ 5,000
Shares issued during period	5,000,000
Par value per share	$ 0.004
Maximum proportion of owneship interest by a warrant holder after warrants exercises	4.99%
Warrants exercise price	$ 1.6
Number of outstanding warrants				30,898,209
Number of shares called by warrants	25,000,000	30,523,209		30,898,209
February 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises	9.99%
October 2017 Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital			$ 2,500
Shares issued during period			2,500,000
Par value per share			$ 0.004
Maximum proportion of owneship interest by a warrant holder after warrants exercises			4.99%
Warrants exercise price			$ 1.6
Number of outstanding warrants				12,500,000
Number of shares called by warrants			12,500,000	12,500,000
October 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises			9.99%